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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                   	  Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Equity Income Fund
            Schedule of Investments 1/31/10 (unaudited)

Shares                                                             Value
            COMMON STOCKS - 99.9 %
            Energy - 8.4 %
            Integrated Oil & Gas - 7.1 %
147,200     Chevron Corp.                                       $10,616,064
307,560     ConocoPhillips Corp.                                 14,762,880
125,000     Exxon Mobil Corp.                                    8,053,750
541,600     Marathon Oil Corp.                                   16,145,096
210,000     Royal Dutch Shell Plc (A.D.R.)                       11,631,900
                                                                $61,209,690
            Oil & Gas Storage & Transportation - 1.3 %
520,000     Spectra Energy Corp.                                $11,050,000
            Total Energy                                        $72,259,690
            Materials - 8.7 %
            Diversified Chemical - 1.7 %
461,400     E.I. du Pont de Nemours and Co.                     $15,046,254
            Diversified Metals & Mining - 2.0 %
270,000     Compass Minerals International, Inc. (b)            $17,020,800
            Paper Packaging - 0.6 %
200,000     Sonoco Products Co.                                 $5,552,000
            Specialty Chemicals - 2.8 %
900,000     Valspar Corp.                                       $23,832,000
            Steel - 1.6 %
157,448     Carpenter Technology Corp.                          $4,219,606
233,000     Nucor Corp.                                          9,506,400
                                                                $13,726,006
            Total Materials                                     $75,177,060
            Capital Goods - 11.3 %
            Construction & Farm Machinery & Heavy Trucks - 4.1 %
105,000     Caterpillar, Inc. (b)                               $5,485,200
130,000     Deere & Co.                                          6,493,500
641,905     PACCAR, Inc.                                         23,127,837
                                                                $35,106,537
            Electrical Component & Equipment - 1.4 %
300,000     Emerson Electric Co.                                $12,462,000
            Industrial Machinery - 5.8 %
988,195     Gorman-Rupp Co. (b)                                 $23,943,965
253,700     Illinois Tool Works, Inc.                            11,058,783
200,000     Snap-On, Inc.                                        8,176,000
295,000     The Timken Co.                                       6,610,950
                                                                $49,789,698
            Total Capital Goods                                 $97,358,235
            Commercial Services & Supplies - 0.7 %
            Office Services & Supplies - 0.7 %
240,000     Mine Safety Appliances Co.                          $5,781,600
            Total Commercial Services & Supplies                $5,781,600
            Automobiles & Components - 2.8 %
            Auto Parts & Equipment - 2.8 %
866,800     Johnson Controls, Inc.                              $24,123,044
            Total Automobiles & Components                      $24,123,044
            Consumer Durables & Apparel - 1.7 %
            Apparel, Accessories & Luxury Goods - 1.7 %
200,000     VF Corp. (b)                                        $14,406,000
            Total Consumer Durables & Apparel                   $14,406,000
            Consumer Services - 1.9 %
            Leisure Facilities - 1.1 %
745,017     Cedar Fair, LP (b)                                  $9,163,709
            Restaurants - 0.8 %
117,000     McDonald's Corp.                                    $7,304,310
            Total Consumer Services                             $16,468,019
            Media - 0.7 %
            Publishing - 0.7 %
200,000     Reed Elsevier Plc (A.D.R.) (b)                      $6,370,000
            Total Media                                         $6,370,000
            Retailing - 2.2 %
            Distributors - 1.2 %
280,000     Genuine Parts Co. (b)                               $10,550,400
            Home Improvement Retail - 1.0 %
400,000     Lowe's Co., Inc.                                    $8,660,000
            Total Retailing                                     $19,210,400
            Food & Drug Retailing - 1.0 %
            Food Distributors - 1.0 %
300,000     Sysco Corp.                                         $8,397,000
            Total Food & Drug Retailing                         $8,397,000
            Food, Beverage & Tobacco - 8.1 %
            Packaged Foods & Meats - 7.5 %
165,000     General Mills, Inc.                                 $11,766,150
422,550     H.J. Heinz Co., Inc.                                 18,435,857
323,000     Hershey Foods Corp.                                  11,766,890
260,000     Kellogg Co.                                          14,149,200
150,000     The J.M. Smucker Co.                                 9,010,500
                                                                $65,128,597
            Soft Drinks - 0.6 %
90,000      Coca-Cola Co.                                       $4,882,500
            Total Food, Beverage & Tobacco                      $70,011,097
            Household & Personal Products - 4.7 %
            Household Products - 4.7 %
188,800     Clorox Co.                                          $11,171,296
256,000     Colgate-Palmolive Co.                                20,487,680
150,000     Procter & Gamble Co.                                 9,232,500
                                                                $40,891,476
            Total Household & Personal Products                 $40,891,476
            Health Care Equipment & Services - 1.5 %
            Health Care Equipment - 1.5 %
220,000     Baxter International, Inc.                          $12,669,800
            Total Health Care Equipment & Services              $12,669,800
            Pharmaceuticals & Biotechnology - 6.8 %
            Pharmaceuticals - 6.8 %
306,600     Abbott Laboratories, Inc.                           $16,231,404
539,500     Bristol-Myers Squibb Co.                             13,142,220
380,000     Eli Lilly & Co.                                      13,376,000
409,700     Merck & Co., Inc.                                    15,642,346
                                                                $58,391,970
            Total Pharmaceuticals & Biotechnology               $58,391,970
            Banks - 4.2 %
            Diversified Banks - 2.9 %
750,000     U.S. Bancorp                                        $18,810,000
237,500     Wells Fargo  & Co.                                   6,752,125
                                                                $25,562,125
            Regional Banks - 1.3 %
450,000     SunTrust Banks, Inc. (b)                            $10,948,500
            Total Banks                                         $36,510,625
            Diversified Financials - 4.1 %
            Asset Management & Custody Banks - 3.2 %
150,000     Northern Trust Corp.                                $7,578,000
250,000     T. Rowe Price Associates, Inc. (b)                   12,405,000
252,000     The Bank of New York Mellon Corp.                    7,330,680
                                                                $27,313,680
            Diversified Financial Services - 0.9 %
200,000     JPMorgan Chase & Co.                                $7,788,000
            Total Diversified Financials                        $35,101,680
            Insurance - 5.6 %
            Life & Health Insurance - 1.3 %
228,800     Aflac, Inc.                                         $11,080,784
            Property & Casualty Insurance - 4.3 %
410,200     Chubb Corp.                                         $20,510,000
255,000     Cincinnati Financial Corp. (b)                       6,729,450
200,000     The Travelers Co., Inc.                              10,134,000
                                                                $37,373,450
            Total Insurance                                     $48,454,234
            Real Estate - 2.1 %
            Office Real Estate Investment Trusts - 0.7 %
100,000     Alexandria Real Estate Equities, Inc. (b)           $5,973,000
            Retail Real Estate Investment Trusts - 0.5 %
123,300     Regency Centers Corp. (b)                           $4,129,317
            Specialized Real Estate Investment Trusts - 0.9 %
250,000     Nationwide Health Properties, Inc.                  $8,240,000
            Total Real Estate                                   $18,342,317
            Semiconductors - 3.8 %
            Semiconductors - 3.8 %
410,300     Analog Devices, Inc.                                $11,061,688
455,000     Intel Corp.                                          8,827,000
500,000     Microchip Technology, Inc. (b)                       12,905,000
                                                                $32,793,688
            Total Semiconductors                                $32,793,688
            Telecommunication Services - 3.8 %
            Integrated Telecommunication Services - 3.8 %
300,000     AT&T Corp.                                          $7,608,000
437,000     Century Telephone Enterprises, Inc.                  14,862,370
336,584     Verizon Communications, Inc.                         9,902,301
                                                                $32,372,671
            Total Telecommunication Services                    $32,372,671
            Utilities - 15.7 %
            Electric Utilities - 4.5 %
740,000     Duke Energy Corp. (b)                               $12,232,200
240,200     FirstEnergy Corp.                                    10,477,524
170,900     PPL Corp.                                            5,039,841
340,000     Southern Co.                                         10,880,000
                                                                $38,629,565
            Gas Utilities - 8.0 %
392,100     AGL Resources, Inc.                                 $13,837,209
460,000     EQT Corp.                                            20,249,200
130,000     National Fuel Gas Co.                                6,099,600
693,200     Questar Corp.                                        28,753,936
                                                                $68,939,945
            Multi-Utilities - 3.2 %
530,000     NSTAR                                               $18,200,200
314,600     Public Service Enterprise Group, Inc.                9,623,614
                                                                $27,823,814
            Total Utilities                                     $135,393,324
            TOTAL COMMON STOCKS                                 $860,483,930
            (Cost  $701,996,599)
Principal
Amount ($)
            TEMPORARY CASH INVESTMENTS - 7.5 %
            Securities Lending Collateral  - 7.5 % (c)
            Certificates of Deposit:
1,905,893   Bank of Nova Scotia, 0.19%, 2/17/10                 $1,905,893
1,905,893   DnB NOR Bank ASA NY, 0.2%, 2/17/10                   1,905,893
1,732,630   Royal Bank of Canada, 0.23%, 1/21/11                 1,732,630
1,732,658   Svenska NY, 0.20%, 3/30/10                           1,732,658
2,079,155   Rabobank Nederland NY, 0.19%, 3/2/10                 2,079,155
185,675     Westpac Banking NY, 1.35%, 3/19/10                   185,675
1,732,630   Societe Generale, 0.21%, 3/4/10                      1,732,630
1,905,893   CBA Financial, 0.27%, 1/3/11                         1,905,893
527,550     BNP Paribas, 0.70%, 6/4/10                           527,550
1,229,961   Wachovia Bank NA, 1.17%, 5/14/10                     1,229,961
                                                                $14,937,938
            Commercial Paper:
1,385,597   BBVA London, 0.28%, 3/18/10                         $1,385,597
371,721     US Bancorp, 0.68%, 5/6/10                            371,721
348,874     American Honda Finance, 0.68%, 2/5/10                348,874
520,190     GE Capital Corp., 0.81%, 8/20/10                     520,190
187,562     GE Capital Corp., 0.29%, 10/21/10                    187,562
188,824     GE Capital Corp., 0.29%, 10/6/10                     188,824
1,385,889   HND AF, 0.18%, 3/2/10                                1,385,889
1,905,681   HSBC, 0.20%, 2/19/10                                 1,905,681
193,249     John Deer Capital Corp., 0.33%, 7/6/10               193,249
1,467,182   JPMorgan Chase & Co., 0.57%, 9/24/10                 1,467,182
1,732,300   NABPP, 0.19%, 3/8/10                                 1,732,300
1,350,710   PARFIN, 0.25%, 4/19/10                               1,350,710
1,732,206   Cafco, 0.20%, 3/15/10                                1,732,206
1,905,569   Char FD, 0.18%, 3/5/10                               1,905,569
1,731,222   WSTPAC, 0.25%, 5/27/10                               1,731,222
1,039,364   Ciesco, 0.20%, 3/8/10                                1,039,364
866,224     Ciesco, 0.20%, 2/18/10                               866,224
1,732,630   Toyota Motor Credit Corp., 0.23%, 1/10/11            1,732,630
866,162     GE, 0.30%, 1/26/11                                   866,162
867,683     Kithaw, 0.21%, 3/2/10                                867,683
888,825     Kithaw, 0.20%, 2/23/10                               888,825
1,189,993   Old LLC, 0.19%, 3/17/10                              1,189,993
485,924     Old LLC, 0.18%, 2/17/10                              485,924
591,593     Ranger, 0.20%, 3/12/10                               591,593
692,730     Ranger, 0.20%, 5/3/10                                692,730
1,212,771   SRCPP, 0.19%, 2/3/10                                 1,212,771
319,607     STRAIT, 0.19%, 4/1/10                                319,607
519,418     TB LLC, 0.19%, 2/8/10                                519,418
952,575     TB LLC, 0.20%, 3/5/10                                952,575
346,751     TB LLC, 0.10%, 2/9/10                                346,751
1,976,005   Bank of America, 0.87%, 5/12/10                      1,976,005
346,555     BBVA Senior US, 0.30%, 3/12/10                       346,555
1,964,749   Santander, 0.30%, 7/23/10                            1,964,749
692,820     WFC, 0.33%, 12/2/10                                  692,820
                                                                $33,959,155
            Tri-party Repurchase Agreements:
6,930,520   Deutsche Bank, 0.1%, 2/1/10                         $6,930,520
5,984,019   Barclays Capital Markets, 0.11%, 2/1/10              5,984,019
                                                                $12,914,539
Shares
            Money Market Mutual Funds:
1,386,104   Dreyfus Preferred Money Market Fund                 $1,386,104
1,386,104   Blackrock Liquidity Temporary Cash Fund              1,386,104
                                                                $2,772,208
            Total Securities Lending Collateral                 $64,583,840
            TOTAL TEMPORARY CASH INVESTMENTS                    $64,583,840
            (Cost  $64,583,840)
            TOTAL INVESTMENT IN SECURITIES - 107.4 %            $925,067,770
            (Cost  $766,580,439)(a)
            OTHER ASSETS AND LIABILITIES - (7.4) %              $(63,746,201)
            TOTAL NET ASSETS - 100.0 %                          $861,321,569

(a) At January 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $754,840,768 was as follows:

            Aggregate gross unrealized gain for all investments
            in which there is an excess of value over tax cost  $216,063,575

            Aggregate gross unrealized loss for all investments
            in which there is an excess of tax cost over value  (45,836,573)

            Net unrealized gain                                 $170,227,002

(b)         At January 31, 2010, the following securities were out on loan:

Shares                            Security                         Value
97,200      Alexandria Real Estate Equities, Inc.               $5,805,756
45,000      Caterpillar, Inc.                                    2,350,800
505,100     Cedar Fair, LP                                       6,212,730
82,700      Cincinnati Financial Corp.                           2,182,453
8,100       Compass Minerals International, Inc.                 510,624
261,600     Duke Energy Corp.                                    4,324,248
40,300      Genuine Parts Co.                                    1,518,504
608,832     Gorman-Rupp Co.                                      14,751,999
495,000     Microchip Technology, Inc.                           12,775,950
40,000      Reed Elsevier Plc (A.D.R.)                           1,274,000
400         Regency Centers Corp.                                 13,396
133,600     SunTrust Banks, Inc.                                 3,250,488
116,000     T. Rowe Price Associates, Inc.                       5,755,920
12,200      VF Corp.                                             878,766
            Total                                               $61,605,634

(c)         Securities lending collateral is managed by Credit
            Suisse AG, New York Branch.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets:

                                  Level 1      Level 2   Level 3     Total
Common Stocks                  $860,483,930     $0         $0   $860,483,930
Temporary Cash Investments                0   61,811,632    0     61,811,632
Money Market Mutual Funds         2,772,208      0          0      2,772,208
Total                          $863,256,138  $61,811,632   $0   $925,067,770



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2010

* Print the name and title of each signing officer under his or her signature.